Significant Accounting Policies - Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Cash and cash equivalents	$ 419,693	$ 311,732
Restricted cash included in other current assets	304	5
Restricted cash included in other assets	500	500
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$ 420,497	$ 312,237	$ 156,448	$ 129,758